Property and Equipment (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	$ 3,069,581	$ 2,286,812
Additions	4,318,562	902,224
Transfers
Disposals	(60,266)	(119,455)
Cost basis of assets acquired	1,505,694
Property and equipment, ending	8,833,570	3,069,581
Accumulated amortization property and equipment, beginning	1,917,782	821,895
Amortization for the period	1,013,042	1,163,741
Accumulated amortization Transfer
Accumulated Amortization Disposals	(33,615)	(67,854)
Amortization of assets acquired	193,777
Accumulated amortization property and equipment, ending	3,090,986	1,917,782
Net Book Value	5,742,584	1,151,799
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	15,166	55,960
Additions		1,031
Transfers		(2,061)
Disposals		(39,764)
Cost basis of assets acquired	1,117
Property and equipment, ending	16,283	15,166
Accumulated amortization property and equipment, beginning	15,166	19,701
Amortization for the period	979	6,360
Accumulated amortization Transfer		(2,405)
Accumulated Amortization Disposals		(8,490)
Amortization of assets acquired	138
Accumulated amortization property and equipment, ending	16,283	15,166
Net Book Value
Production equipment and other [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	356,522	156,781
Additions	22,939	215,030
Transfers		2,061
Disposals	(15,049)	(17,350)
Cost basis of assets acquired	146,756
Property and equipment, ending	511,167	356,522
Accumulated amortization property and equipment, beginning	73,517	37,016
Amortization for the period	77,766	41,397
Accumulated amortization Transfer		2,405
Accumulated Amortization Disposals	(7,548)	(7,301)
Amortization of assets acquired	52,368
Accumulated amortization property and equipment, ending	196,103	73,517
Net Book Value	315,064	283,005
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	45,075	476,783
Additions		90,342
Transfers	(45,075)	(512,719)
Disposals		(9,331)
Property and equipment, ending		45,075
Accumulated amortization property and equipment, beginning
Amortization for the period
Accumulated amortization Transfer
Accumulated Amortization Disposals
Accumulated amortization property and equipment, ending
Net Book Value		45,075
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	2,001,807	1,238,680
Additions	2,255,594	251,355
Transfers	45,075	512,719
Disposals	(1,727)	(947)
Cost basis of assets acquired	677,339
Property and equipment, ending	4,978,088	2,001,807
Accumulated amortization property and equipment, beginning	1,449,248	638,629
Amortization for the period	527,524	810,619
Accumulated amortization Transfer
Accumulated Amortization Disposals	(698)
Amortization of assets acquired	40,955
Accumulated amortization property and equipment, ending	2,017,029	1,449,248
Net Book Value	2,961,059	552,559
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	651,011	358,608
Additions	2,040,029	344,466
Transfers
Disposals	(43,490)	(52,063)
Cost basis of assets acquired	680,482
Property and equipment, ending	3,328,032	651,011
Accumulated amortization property and equipment, beginning	379,851	126,549
Amortization for the period	406,773	305,365
Accumulated amortization Transfer
Accumulated Amortization Disposals	(25,369)	(52,063)
Amortization of assets acquired	100,316
Accumulated amortization property and equipment, ending	861,571	379,851
Net Book Value	$ 2,466,461	$ 271,160